RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)		12 Months Ended
	Dec. 13, 2021	Dec. 31, 2021	Sep. 30, 2023	Jul. 26, 2023	Dec. 31, 2022	Sep. 30, 2022	Aug. 09, 2021
RELATED PARTY TRANSACTIONS
Repayment of promissory note - related party		$ 200,000
Unsecured promissory note
RELATED PARTY TRANSACTIONS
Aggregate amount						$ 750,000
Maximum [Member] | Unsecured promissory note
RELATED PARTY TRANSACTIONS
Aggregate amount				$ 750,000
Promissory Note with Related Party | Related Party [Member]
RELATED PARTY TRANSACTIONS
Maximum borrowing of aggregate principal amount							$ 200,000
Repayment of promissory note - related party	$ 200,000
Outstanding balance of related party note					$ 0
Working capital loan outstanding		$ 0			0
Working Capital Loans With Related Party [Member] | Related Party [Member]
RELATED PARTY TRANSACTIONS
Working capital loan outstanding			$ 250,000		$ 0